SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2013
	Number of options (thousands)	Weighted average exercise price (per share)	Aggregate intrinsic value (1)

Outstanding at beginning of year	1,670	$2.44
Granted	366	8.28
Exercised	(269)	3.43
Cancelled or forfeited	(52)	4.42

Outstanding at end of year	1,715	$3.47	$11,809

Vested and expected to vest at end of year	1,663	$3.35	$11,667

Exercisable at end of year	1,186	$2.13	$9,762

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2013 which was $10.36 per share.

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range
The options outstanding as of December 31, 2013, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$ 0.32-$0.56	170	1.09	0.49	170	1.09	0.49
$ 1.00-$1.20	303	0.43	1.16	303	0.43	1.16
$ 1.48-$1.52	163	2.08	1.48	163	2.08	1.48
$ 2.00-$2.32	69	0.49	2.15	69	0.49	2.15
$ 2.60-$2.76	121	3.71	2.62	88	3.71	2.62
$ 2.80-$3.44	488	3.84	3.04	345	3.75	3.03
$ 5.68-$8.76	202	5.50	7.31	13	2.67	8.55
$ 8.92-$10.41	199	5.00	9.57	35	0.70	9.79

	1,715	2.95	3.47	1,186	1.96	2.13

Schedule of Options Weighted Average Fair Values and Exercise Prices
Weighted average fair values and weighted average exercise prices per share of options whose exercise prices equal, less or more than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2013		2012		2011
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$4.66	$8.19	$3.92	$3.09	$2.32	$2.88

Less than market price at date of grant	$5.46	$8.55	$-	$-	$2.44	$2.6

More than market price at date of grant	$-	$-	$-	$-	$1.88	$2.76

Schedule of Stock-Based Compensation Expense
The allocation of the stock-based compensation is as follows:

	Year Ended December 31,
	2013	2012	2011
Research and development	$237	$306	$122
Selling and marketing	325	241	100
General and administrative	184	189	137
Total stock-based compensation	$746	$736	$359